Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 131,356	$ 259,264
Accumulated Amortization	(123,290)	(231,890)
Net	8,066	27,374
Developed product technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	35,210	127,057
Accumulated Amortization	(33,542)	(119,392)
Net	1,668	7,665
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	95,010	131,045
Accumulated Amortization	(88,612)	(111,336)
Net	6,398	19,709
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,136	1,162
Accumulated Amortization	(1,136)	(1,162)
Net	$ 0	$ 0